Expense Example - Class K - BLACKROCK CAPITAL APPRECIATION FUND, INC. - Class K Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 798